Accounts receivable (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable
Trade Receivables	$ 22,210	$ 1,738,694
Other Receivables	83,648	89,829
Accounts Receivable, Gross	105,858	1,828,523
Allowance For Doubtful Accounts	0	0
Accounts Receivable, Net	$ 105,858	$ 1,828,523